Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable	$ 313,045	$ 102,112	$ 14,888
Accrued expenses	12,130	5,797	65,302
Accrued credit card payables	14,950	32,395	18,464
Other accrued liabilities		12,922
Accounts payable and accrued liabilities	$ 340,125	$ 153,226	$ 98,654